Quarterly Holdings Report
for

Fidelity® SAI U.S. Treasury Bond Index Fund

November 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

UYB-QTLY-0121
1.9868588.104

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.3%
	Principal Amount	Value
U.S. Treasury Obligations - 98.3%
U.S. Treasury Bonds:
1.125% 5/15/40	$132,166,000	$126,982,615
1.125% 8/15/40	90,424,000	86,651,624
1.25% 5/15/50	32,705,000	30,114,151
1.375% 11/15/40	3,929,000	3,935,753
1.375% 8/15/50	50,820,000	48,286,941
1.625% 11/15/50	18,607,000	18,801,792
2% 2/15/50	10,734,000	11,827,946
2.25% 8/15/46	28,177,000	32,568,650
2.25% 8/15/49	52,680,000	61,141,725
2.375% 11/15/49	29,883,000	35,592,287
2.5% 2/15/45	1,000	1,207
2.5% 2/15/46	28,524,000	34,507,355
2.5% 5/15/46	44,109,000	53,366,721
2.75% 8/15/42	21,638,000	27,161,607
2.75% 11/15/42	19,826,000	24,873,111
2.75% 8/15/47	56,931,000	72,306,817
2.75% 11/15/47	23,318,000	29,653,027
2.875% 5/15/43	21,584,000	27,630,049
2.875% 8/15/45	61,954,000	79,780,296
2.875% 11/15/46	19,408,000	25,107,584
2.875% 5/15/49	42,262,000	55,320,590
3% 5/15/42	8,638,000	11,252,682
3% 5/15/45	14,055,000	18,457,070
3% 11/15/45 (a)	11,404,000	15,017,643
3% 2/15/47	59,476,000	78,745,295
3% 5/15/47	17,092,000	22,658,918
3% 2/15/48	2,970,000	3,948,592
3% 2/15/49	82,597,000	110,399,279
3.125% 11/15/41	6,664,000	8,826,416
3.125% 2/15/43	1,000	1,329
3.375% 11/15/48	60,050,000	85,475,076
3.5% 2/15/39	315,000	433,088
3.625% 8/15/43	1,000	1,430
3.625% 2/15/44	26,356,000	37,781,738
3.75% 8/15/41	12,045,000	17,327,862
3.75% 11/15/43	2,984,000	4,348,481
3.875% 8/15/40	10,674,000	15,492,727
4.25% 5/15/39	7,898,000	11,863,351
4.375% 2/15/38	17,484,000	26,301,810
4.375% 11/15/39	4,140,000	6,339,698
4.375% 5/15/41	817,000	1,268,137
4.5% 2/15/36	2,946,000	4,372,278
4.5% 8/15/39	3,831,000	5,932,214
4.625% 2/15/40	1,505,000	2,376,195
4.75% 2/15/37 (a)	13,000	20,047
5% 5/15/37 (a)	2,667,000	4,228,862
5.25% 11/15/28	1,000	1,355
5.25% 2/15/29	9,219,000	12,574,932
5.375% 2/15/31	7,762,000	11,237,617
5.5% 8/15/28	2,865,000	3,909,830
6% 2/15/26	3,771,000	4,861,055
6.125% 11/15/27	3,404,000	4,693,398
6.125% 8/15/29	244,000	355,773
6.25% 8/15/23	25,875,000	30,128,203
6.25% 5/15/30 (a)	5,578,000	8,373,973
6.5% 11/15/26	39,000	52,808
6.625% 2/15/27	50,000	68,752
6.75% 8/15/26	23,000	31,174
6.875% 8/15/25	11,691,000	15,255,385
7.125% 2/15/23	12,111,000	13,966,443
7.25% 8/15/22	38,000	42,616
7.5% 11/15/24	15,867,000	20,403,351
7.625% 11/15/22	50,000	57,328
7.625% 2/15/25	20,938,000	27,372,346
U.S. Treasury Notes:
0.125% 4/30/22	15,621,000	15,621,610
0.125% 5/31/22	43,758,000	43,752,872
0.125% 6/30/22	94,154,000	94,139,288
0.125% 7/31/22	125,348,000	125,308,829
0.125% 8/31/22	96,764,000	96,729,982
0.125% 9/30/22	131,290,000	131,254,100
0.125% 10/31/22	87,532,000	87,497,808
0.125% 7/15/23	14,448,000	14,428,247
0.125% 8/15/23	92,745,000	92,618,200
0.125% 9/15/23	54,847,000	54,757,017
0.125% 10/15/23	69,957,000	69,831,296
0.25% 4/15/23	69,953,000	70,095,092
0.25% 11/15/23	8,272,000	8,287,833
0.25% 5/31/25	17,544,000	17,487,804
0.25% 6/30/25	23,781,000	23,690,892
0.25% 7/31/25	72,929,000	72,632,726
0.25% 8/31/25	98,070,000	97,633,283
0.25% 9/30/25	132,518,000	131,865,762
0.25% 10/31/25 (a)	35,772,000	35,584,756
0.375% 3/31/22	18,347,000	18,404,334
0.375% 4/30/25	11,267,000	11,296,048
0.375% 11/30/25	63,502,000	63,536,728
0.375% 7/31/27 (a)	12,423,000	12,255,095
0.375% 9/30/27	79,026,000	77,815,914
0.5% 3/31/25	66,275,000	66,818,662
0.5% 4/30/27	3,544,000	3,531,125
0.5% 5/31/27	55,772,000	55,534,533
0.5% 6/30/27	23,781,000	23,665,811
0.5% 8/31/27	42,155,000	41,894,824
0.625% 3/31/27	27,705,000	27,846,772
0.625% 11/30/27	573,000	573,179
0.625% 5/15/30	158,027,000	155,236,837
0.625% 8/15/30	38,858,000	38,074,768
0.875% 11/15/30	17,133,000	17,173,155
1.125% 2/28/25	119,957,000	124,127,379
1.125% 2/28/27	3,938,000	4,081,060
1.25% 7/31/23	5,561,000	5,719,793
1.25% 8/31/24	46,824,000	48,556,122
1.375% 10/15/22	45,043,000	46,074,062
1.375% 2/15/23	1,000	1,027
1.375% 6/30/23	2,164,000	2,231,371
1.375% 8/31/23	1,103,000	1,139,020
1.375% 9/30/23	6,179,000	6,387,300
1.5% 1/31/22	23,390,000	23,766,433
1.5% 8/15/22	27,251,000	27,879,051
1.5% 9/15/22	28,784,000	29,477,739
1.5% 2/28/23	4,873,000	5,018,809
1.5% 3/31/23	29,712,000	30,637,018
1.5% 9/30/24	5,723,000	5,992,607
1.5% 10/31/24	2,615,000	2,739,928
1.5% 8/15/26	33,170,000	35,107,076
1.5% 2/15/30	25,293,000	26,881,717
1.625% 8/15/22	40,000	41,009
1.625% 8/31/22	15,416,000	15,812,239
1.625% 11/15/22	126,329,000	129,956,024
1.625% 4/30/23	2,979,000	3,083,614
1.625% 5/31/23	2,562,000	2,654,772
1.625% 10/31/23	5,035,000	5,246,234
1.625% 2/15/26	29,244,000	31,093,455
1.625% 5/15/26	25,238,000	26,863,682
1.625% 10/31/26	44,118,000	47,040,818
1.625% 8/15/29 (a)	10,460,000	11,229,791
1.75% 2/28/22	10,224,000	10,431,675
1.75% 3/31/22	34,495,000	35,233,409
1.75% 4/30/22	2,435,000	2,490,834
1.75% 5/15/22	40,000	40,936
1.75% 5/31/22	18,289,000	18,733,366
1.75% 6/15/22	2,226,000	2,280,954
1.75% 6/30/22	26,870,000	27,553,296
1.75% 7/15/22	30,621,000	31,418,821
1.75% 9/30/22	9,000	9,263
1.75% 1/31/23	31,298,000	32,379,982
1.75% 5/15/23	2,767,000	2,873,897
1.75% 6/30/24	2,263,000	2,384,813
1.75% 7/31/24	84,636,000	89,277,756
1.75% 11/15/29 (a)	11,566,000	12,552,724
1.875% 1/31/22	1,000	1,020
1.875% 2/28/22	38,169,000	39,003,947
1.875% 3/31/22	22,568,000	23,090,767
1.875% 4/30/22	23,980,000	24,570,133
1.875% 5/31/22	6,821,000	6,998,719
1.875% 7/31/22	9,867,000	10,151,062
1.875% 8/31/22	6,473,000	6,667,696
1.875% 9/30/22	18,600,000	19,184,883
1.875% 10/31/22	17,759,000	18,342,411
1.875% 8/31/24	1,000	1,060
1.875% 6/30/26	17,105,000	18,452,687
1.875% 7/31/26	11,542,000	12,458,597
2% 12/31/21	18,057,000	18,423,783
2% 2/15/22	34,083,000	34,860,518
2% 7/31/22	6,247,000	6,439,290
2% 10/31/22	12,029,000	12,452,834
2% 2/15/23	49,134,000	51,114,714
2% 4/30/24	2,462,000	2,610,489
2% 5/31/24	119,408,000	126,773,048
2% 6/30/24	23,075,000	24,524,398
2% 2/15/25	6,597,000	7,065,748
2% 8/15/25	44,227,000	47,652,865
2% 11/15/26	124,450,000	135,446,325
2.125% 12/31/21	275,000	280,962
2.125% 5/15/22	39,946,000	41,096,008
2.125% 6/30/22	8,062,000	8,314,567
2.125% 11/30/23	2,629,000	2,781,400
2.125% 2/29/24	3,213,000	3,411,302
2.125% 7/31/24	20,395,000	21,791,579
2.125% 9/30/24	17,004,000	18,209,557
2.125% 11/30/24	746,000	800,668
2.25% 12/31/23	35,029,000	37,236,101
2.25% 1/31/24	7,160,000	7,623,163
2.25% 4/30/24	1,000	1,069
2.25% 10/31/24	27,138,000	29,230,594
2.25% 11/15/24	49,622,000	53,465,767
2.25% 12/31/24	6,055,000	6,537,271
2.25% 11/15/25	26,723,000	29,187,570
2.25% 3/31/26	13,873,000	15,218,031
2.25% 2/15/27	44,880,000	49,625,709
2.25% 8/15/27	884,000	981,447
2.25% 11/15/27	35,525,000	39,525,726
2.375% 3/15/22	611,000	628,638
2.375% 1/31/23	12,947,000	13,566,028
2.375% 2/29/24	31,698,000	33,914,384
2.375% 8/15/24	35,598,000	38,388,828
2.375% 4/30/26	44,609,000	49,273,777
2.375% 5/15/27	90,912,000	101,480,520
2.375% 5/15/29	87,641,000	99,376,678
2.5% 2/15/22	1,928,000	1,983,430
2.5% 3/31/23	10,634,000	11,211,393
2.5% 8/15/23	6,436,000	6,840,764
2.5% 1/31/24	109,906,000	117,865,599
2.5% 5/15/24	45,726,000	49,292,985
2.5% 1/31/25	5,697,000	6,217,741
2.5% 2/28/26	1,000	1,109
2.625% 2/28/23	4,000	4,221
2.625% 6/30/23	20,552,000	21,848,542
2.625% 12/31/23	9,868,000	10,602,318
2.625% 3/31/25	16,295,000	17,916,862
2.625% 1/31/26	1,204,000	1,341,425
2.625% 2/15/29	43,844,000	50,495,957
2.75% 4/30/23	25,222,000	26,789,508
2.75% 5/31/23	1,976,000	2,102,819
2.75% 7/31/23	18,682,000	19,963,468
2.75% 8/31/23	22,940,000	24,553,865
2.75% 11/15/23	22,659,000	24,372,587
2.75% 2/28/25	24,280,000	26,789,566
2.75% 6/30/25	9,260,000	10,277,153
2.75% 8/31/25	28,037,000	31,204,305
2.75% 2/15/28	47,779,000	54,936,518
2.875% 11/15/21	1,000	1,026
2.875% 10/31/23	28,284,000	30,495,897
2.875% 11/30/23	29,487,000	31,850,567
2.875% 4/30/25	14,386,000	15,999,367
2.875% 5/31/25	5,889,000	6,559,104
2.875% 5/15/28	127,285,000	147,899,203
2.875% 8/15/28	12,585,000	14,662,508
3% 9/30/25	7,460,000	8,405,030
3% 10/31/25	11,284,000	12,732,407
3.125% 11/15/28	40,703,000	48,344,352
		6,577,040,397
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,343,634,650)		6,577,040,397
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (b)	93,107,898	$93,126,520
Fidelity Securities Lending Cash Central Fund 0.09% (b)(c)	65,419,867	65,426,409
TOTAL MONEY MARKET FUNDS
(Cost $158,552,929)		158,552,929
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $6,502,187,579)		6,735,593,326
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(44,468,895)
NET ASSETS - 100%		$6,691,124,431

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,117
Fidelity Securities Lending Cash Central Fund	8,465
Total	$63,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.